Term Loan, Revolving Loan and Letter of Credit Facility - Narrative (Detail) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Debt Instrument [Line Items]
Revolving loan outstanding balance	$ 102,000	$ 70,000	$ 39,148,000
Letters of credit outstanding	$ 30,700,000	$ 28,700,000
Base Rate
Debt Instrument [Line Items]
Effective interest rate	4.00%	5.75%
New Revolving Credit Facility | Line of Credit
Debt Instrument [Line Items]
Maximum borrowing capacity	$ 100,000,000	$ 47,500,000
Revolving loan outstanding balance	100,000	70,000	39,100,000
Available borrowing capacity	68,900,000	18,700,000
Letter of Credit
Debt Instrument [Line Items]
Maximum borrowing capacity		100,000,000
Letters of credit outstanding		51,000,000
Term Loan Credit and Guarantee Agreement | Secured Debt
Debt Instrument [Line Items]
Quarterly installment payments	$ 5,000,000	5,000,000
Term Loan balance		$ 57,700,000	82,700,000
Effective interest rate		8.96%
Debt discount and issuance costs		$ 1,800,000	$ 3,400,000
Term Loan Credit and Guarantee Agreement | Base Rate | Secured Debt
Debt Instrument [Line Items]
Interest rate applicable margin		6.25%